EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Schedule of composition of employee benefits
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Retirements payments	56,126	55,119
Resignation payments	8,802	10,124
Other obligations	17,437	35,844
Total liability for employee benefits	82,365	101,087

Schedule of movement of employee benefits

The movement in retirements and resignation payments and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2016	65,271	17,487	(4,536)	3,105	995	82,322
From January 1 to December 31, 2017	82,322	21,635	(5,399)	(2,763)	5,292	101,087
From January 1 to December 31, 2018	101,087	(7,384)	(6,018)	5,820	(11,140)	82,365

Schedule of principal assumptions

The principal assumptions used in the calculation to the provision in Chile are presented below:

	As of
	December 31,
Assumptions	2018	2017

Discount rate	4.27%	4.55%
Expected rate of salary increase	4.50%	4.50%
Rate of turnover	6.60%	6.98%
Mortality rate	RV-2014	RV-2014
Inflation rate	2.70%	2.72%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis actuarial assumptions

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(6,538)	(5,795)
Change in the accrued liability an closing for decrease of 100 p.b.	4,918	6,617

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,750	6,412
Change in the accrued liability an closing for decrease of 100 p.b.	(6,547)	(5,750)

Schedule of liability for short-term	The liability for short-term:
	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	81,222	99,862

(*)	Accounts payables to employees (Note 20 letter b)

Schedule of employment expenses
Employment expenses are detailed below:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,481,357	1,604,552	1,549,402
Short-term employee benefits	132,394	145,245	132,436
Termination benefits	54,007	85,070	79,062
Other personnel expenses	152,211	188,767	190,233
Total	1,819,969	2,023,634	1,951,133